CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Mar. 31, 2022
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

28. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The subsidiaries did not pay any dividends to the Company for the periods presented. For the purpose of presenting parent company only financial information, the Company records its investments in its subsidiaries under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “Investments (deficit) in subsidiaries” and the loss of the subsidiaries is presented as “share of losses of subsidiaries”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with US GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

The parent company did not have significant capital and other commitments, long-term obligations, other long-term debt, or guarantees as of March 31, 2021 and 2022.

Balance sheets	March 31, 2021	March 31, 2022
	RMB	RMB

ASSETS

Current assets:
Cash and cash equivalents	346	599
Amounts due from intra-Group entities	8,753,029	8,438,565
Other receivables	2,415	2,170
Forward contract assets	—	36
Prepaid expenses	4,189	5,104

Total assets	8,759,979	8,446,474

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT

Current liabilities:
Other payables and other current liabilities	46,866	22,678
Investment deficit in subsidiaries	10,618,691	9,120,730
Amounts due to intra-Group entities	90,114	90,112
Warrant liabilities	—	196,390

Total liabilities	10,755,671	9,429,910

Balance sheets(Continued)	March 31, 2021	March 31, 2022
	RMB	RMB

Mezzanine equity

Senior convertible preferred shares (US$0.0001 par value, nil and 1,000,000,000 shares authorized as of March 31, 2021 and 2022, respectively; nil and 400,524,323 shares issued and outstanding as of March 31, 2021 and 2022, respectively)	—	526,484

Total mezzanine equity	—	526,484

Shareholders’ deficit

Ordinary shares (US$0.0001 par value, 10,000,000 shares authorized as of March 31, 2021 and 2022, respectively; 1,071,621,698 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of March 31, 2021; 1,146,044,859 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of March 31, 2022)	733	782
Additional paid-in capital	13,695,877	14,254,109
Accumulated other comprehensive income	217,747	288,461
Accumulated deficit	(15,910,049)	(16,053,272)

Total shareholders’ deficit	(1,995,692)	(1,509,920)

Total liabilities, mezzanine equity and shareholders’ deficit	8,759,979	8,446,474

Statements of comprehensive loss	For the year ended December 31,	For the three months ended March 31,	For the fiscal year ended March 31,	For the fiscal year ended March 31,
	2019	2020	2021	2022
	RMB	RMB	RMB	RMB

Operation expense
Sales and marketing	(24,622)	—	(5,036)	—
Research and development	(258)	2,158	2,217	—
General and administrative	(136,459)	19,018	(21,161)	(39,398)
Provision for credits losses, net	—	(3,490)	—	—
Total operating expenses	(161,339)	17,686	(23,980)	(39,398)

Loss from operations	(161,339)	17,686	(23,980)	(39,398)

Share of loss of subsidiaries	(1,818,665)	(2,491,563)	(275,229)	(293,128)
Interest expense, net	(47,677)	(10,727)	(14,041)	—
Other income, net	39,131	426	13,075	3,303
Foreign exchange (loss)/ gain	(126)	(1)	9	(231)
Fair value impact of the issuance of senior convertible preferred shares	—	—	—	186,231
Inducement charge of convertible notes	—	—	(121,056)	—
Net loss	(1,988,676)	(2,484,179)	(421,222)	(143,223)

Other comprehensive (loss)/ income
Foreign currency translation	(17,869)	38,572	110,983	70,714
Total comprehensive loss	(2,006,545)	(2,445,607)	(310,239)	(72,509)

Statements of cash flow	For the year ended December 31,	For the three months ended March 31,	For the fiscal year ended March 31,	For the fiscal year ended March 31,
	2019	2020	2021	2022
	RMB	RMB	RMB	RMB

Net cash generated from/ (used in) operating activities	18,977	(218)	(35,016)	(52,104)
Net cash generated from investing activities	755,553	—	—	—
Net cash (used in)/ generated from financing activities	(781,527)	(2,058)	34,308	52,379
Effect of exchange rate changes on cash and cash equivalents	50	16	(27)	(22)
Net (decrease)/increase in cash and cash equivalents	(6,947)	(2,260)	(735)	253
Cash and cash equivalents at beginning of the period	10,288	3,341	1,081	346
Cash and cash equivalents at end of the period	3,341	1,081	346	599